Provision for contingencies	12 Months Ended
Dec. 31, 2020
Provision for contingencies
Provision for contingencies

22. Provision for contingencies

The Company and its subsidiaries are parties (defendants) to judicial and administrative proceedings in various courts and governmental agencies, arising from the normal course of operations, involving tax, labor, civil and other issues.

At December 31, 2020, Management, based on information provided by its legal advisors, keep a provision amounting to R$ 28,929 (R$ 19,588 at December 31, 2019).

Change	Labor	Civil	Tax	Total
Balance at December 31, 2018	6,391	1,022	3,547	10,960
Additions	4,013	1,256	198	5,467
Write‑offs	(2,115)	(749)	—	(2,864)
Restatement	151	98	—	249
Acquisition of additions	1,392	—	4,297	5,689
Restatement of additions	(629)	—	716	87
Balance at December 31, 2019	9,203	1,627	8,758	19,588
Additions	2,104	1,300	5,557	8,961
Write‑offs	(2,305)	(748)	(324)	(3,377)
Restatement	424	196	1	621
Acquisition of additions	3,136	—	—	3,136
Balance at December 31, 2020	12,562	2,375	13,992	28,929

There are other lawsuits evaluated by legal advisors as being a possible risk in the amount of R$ 58,987 as of December 31, 2020 (R$ 62,887 as of December 31, 2019), for which no provision has been formed and management does not believe at this time it is more likely than not that a present obligation exists at the end of the reporting period.

As a result of state government inspection procedures carried out in 2018, an infraction notice was drawn up based on the understanding that the Company would have performed rental of equipment and data center spaces in the period between January 2014 and December 2015, on the grounds that said operations would be telecommunication services and would, therefore, be subject to the levy of ICMS tax at the rate of 25%, plus a fine equivalent to 50% of the updated amount of said tax for the failure to issue tax documents in these operations. The restated amount for this lawsuit in the period ended December 31, 2020 is R$ 39,205 (R$ 38,387 on December 31, 2019) included in the position of possible risk aforementioned.

The possible contingencies of the acquired companies are guaranteed by the former owners according to contracts of purchase and sale. The Company and its subsidiaries have sufficient amounts held to meet these commitments, classified under other assets in the balance sheet, based on diligences carried out during the acquisition process.